Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments

26	Share-based payments

Share Options

The Group has issued options over ordinary shares under the 2014 Midatech Pharma plc Enterprise Management Incentive Scheme, the Midatech Pharma plc 2016 U.S. Option Plan, which is a sub-plan of the approved UK plan, and unapproved share options awarded to non-UK or non-US staff. In addition, certain share options originally issued over shares in Midatech Limited under the Midatech Limited 2008 unapproved share option scheme or Midatech Limited 2013 approved Enterprise Incentive scheme were reissued in 2015 over shares in Midatech Pharma plc under the 2014 Midatech Pharma plc Enterprise Management Incentive Scheme. Exercise of an option is subject to continued employment.

On 2 March 2020 a resolution was passed at a general meeting of shareholders of the Company to consolidate it ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company. The following tables reflect the share consolidation in the comparative tables.

Details of all share options granted under the Schemes are set out below:

Date of grant	At 1 January 2021	Granted in 2021	Expired 2021	Forfeited in 2021	At 31 December 2021	Exercise Price
13 September 2011	150	–	(150)	–	–	£83.80
20 April 2012	1,589	–	–	–	1,589	£83.80
9 May 2014	10,000	–	–	–	10,000	£1.50
30 June 2014	500	–	–	–	500	£1.50
31 October 2016	7,921	–	–	(890)	7,031	£53.60
19 December 2016	10,018	–	–	(2,062)	7,956	£24.20
15 December 2017	3,300	–	–	(2,100)	1,200	£9.20
24 April 2019	45,500	–	–	(33,000)	12,500	£1.46
2 October 2019	30,000	–	–	–	30,000	£1.05
17 April 2020	100,000	–	–	–	100,000	£0.24
17 June 2020	1,274,000	–	–	(410,500)	863,500	£0.202
15 July 2021	–	1,709,000	–	(280,000)	1,429,000	£0.28
2 August 2021	–	50,000	–	–	50,000	£0.27
1 September 2021	–	120,000	–	–	120,000	£0.26
	1,482,978	1,879,000	(150)	(728,552)	2,633,276

Options exercisable at 31 December 2021	179,632
Weighted average exercise price of outstanding options at 31 December 2021	£0.538
Weighted average exercise price of options exercised in 2021	n/a
Weighted average exercise price of options lapsed in 2021	£83.30
Weighted average exercise price of options forfeited in 2021	£0.447
Weighted average exercise price of options granted in 2021	£0.276
Weighted average remaining contractual life of outstanding options at 31 December 2021	9.0 years

Date of grant	At 1 January 2020	Granted in 2020	Expired in 2020	Forfeited in 2020	At 31 December 2020	Exercise Price
1 April 2010	1,255	–	(1,255)	–	–	£80.00
20 August 2010	2,088	–	(2,088)	–	–	£83.80
13 September 2011	150	–	–	–	150	£83.80
20 April 2012	1,589	–	–	–	1,589	£83.80
9 May 2014	10,000	–	–	–	10,000	£1.50
30 June 2014	18,500		–	(18,000)	500	£1.50
11 July 2014	100	–	(50)	(50)	–	£1.50
31 October 2016	16,271	–	(850)	(7,500)	7,921	£53.60
14 December 2016	400	–	(400)	–	–	£31.00
14 December 2016	500	–	(500)	–	–	£34.00
14 December 2016	2,000	–	(2,000)	–	–	£37.40
14 December 2016	1,625	–	(1,625)	–	–	£37.60
15 December 2016	4,600	–	(4,600)	–	–	£24.20
19 December 2016	22,391	–	(1,562)	(10,811)	10,018	£24.20
15 December 2017	29,560	–	(13,310)	(12,950)	3,300	£9.20
2 April 2018	997	–	(997)	–	–	£16.60
2 April 2018	4,500	–	(4,500)	–	–	£24.20
24 April 2019	169,500	–	–	(124,000)	45,500	£1.46
2 October 2019	50,000	–	–	(20,000)	30,000	£1.05
17 April 2020	–	100,000	–	–	100,000	£0.24
17 June 2020	–	1,363,000	–	(89,000)	1,274,000	£0.202
	336,026	1,463,000	(33,737)	(282,311)	1,482,978

Options exercisable at 31 December 2020	195,171
Weighted average exercise price of outstanding options at 31 December 2020	£0.835
Weighted average exercise price of options exercised in 2020	n/a
Weighted average exercise price of options lapsed in 2020	£26.183
Weighted average exercise price of options forfeited in 2020	£3.648
Weighted average exercise price of options granted in 2020	£0.205
Weighted average remaining contractual life of outstanding options at 31 December 2020	9.2 years

Date of grant	At 1 January 2019	Granted in 2019	Exercised in 2019	Forfeited in 2019	At 31 December 2019	Exercise Price
1 April 2010	1,255	–	–	–	1,255	£80.00
20 August 2010	2,088	–	–	–	2,088	£83.80
13 September 2011	150	–	–	–	150	£83.80
20 April 2012	1,589	–	–	–	1,589	£83.80
9 May 2014	10,000	–	–	–	10,000	£1.50
30 June 2014	21,500	–	–	(3,000)	18,500	£1.50
11 July 2014	100	–	–	–	100	£1.50
31 October 2016	2,500	–	–	(2,500)	–	£34.20
31 October 2016	23,411	–	–	(7,140)	16,271	£53.60
14 December 2016	400	–	–	–	400	£31.00
14 December 2016	500	–	–	–	500	£34.00
14 December 2016	2,000	–	–	–	2,000	£37.40
14 December 2016	1,625	–	–	–	1,625	£37.60
15 December 2016	4,600	–	–	–	4,600	£24.20
19 December 2016	35,866	–	–	(13,475)	22,391	£24.20
15 December 2017	45,885	–	–	(16,325)	29,560	£9.20
2 April 2018	997	–	–	–	997	£16.60
2 April 2018	4,500	–	–	–	4,500	£24.20
24 April 2019	–	219,000	–	(49,500)	169,500	£1.46
2 October 2019	–	50,000	–	–	50,000	£1.05
	158,966	269,000	–	(91,940)	336,026

Options exercisable at 31 December 2019	131,094
Weighted average exercise price of outstanding options at 31 December 2019	£8.48
Weighted average exercise price of options exercised in 2019	n/a
Weighted average exercise price of options forfeited in 2019	£13.26
Weighted average exercise price of options granted in 2019	£1.38
Weighted average remaining contractual life of outstanding options at 31 December 2019	7.9 years

The following information is relevant in the determination of the fair value of options granted during the year 2021 under the equity share based remuneration schemes operated by the Group.

	July 2021		August 2021		September 2021
Number of options	1,709,000		50,000		120,000
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes
Share price	£0.2775	*	£0.265	*	£0.255	*
Exercise price of options issued in year	£0.2775		£0.265		£0.255
Contractual life	10 years		10 years		10 years
Expected life	5 years		5 years		5 years
Volatility	88.63	%**	88.59	%**	88.11	%**
Expected dividend yield	0%		0%		0%
Risk free rate	0.38%		0.26%		0.32%

*         The share price used in the determination of the fair value of the options granted in 2021 was the share price on the date of grant.

**       Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2020 under the equity share based remuneration schemes operated by the Group.

	April 2020		June 2020
Number of options	100,000		1,363,000
Option pricing models used	Black-Scholes		Black-Scholes
Share price	£0.24	*	£0.213	*
Exercise price of options issued in year	£0.24		£0.202
Contractual life	10 years		10 years
Expected life	5 years		5 years
Volatility	84.76	%**	92.55	%**
Expected dividend yield	0%		0%
Risk free rate	0.11%		0.10%

*         The share price used in the determination of the fair value of the options granted in 2020 was the share price on the date of grant.

**       Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2019 under the equity share based remuneration schemes operated by the Group.

	April 2019		October 2019
Number of options	219,000		50,000
Option pricing models used	Black-Scholes		Black-Scholes
Share price	£2.30	*	£1.126	*
Exercise price of options issued in year	£1.46		£1.05
Contractual life	10 years		10 years
Expected life	5 years		5 years
Volatility	75.3	%**	78.3	%**
Expected dividend yield	0%		0%
Risk free rate	0.85%		0.26%

*         The share price used in the determination of the fair value of the options granted in 2019 was the share price on the date of grant.

**       Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

All other share options relate to the Midatech Limited 2008 unapproved share option scheme.

Share Incentive Plan

In April 2017 the Group set up the Midatech Pharma Share Incentive Plan (MPSIP). Under the MPSIP, Group employees and Directors can acquire ordinary shares in the Company via a salary sacrifice arrangement. Midatech grants matching shares for every share bought. In order to retain these shares, scheme participants must remain employed by the Group for three years from the date of acquisition. All shares purchased by the MPSIP are held by an Employee Benefit Trust that is not under the control of Midatech. Shares must be left in the plan for 5 years to qualify for full income tax and NIC relief.